INVENTORIES (Tables)	12 Months Ended
Dec. 29, 2024
Inventories [Abstract]
Schedule of inventory current	INVENTORIES:

	December 29, 2024	December 31, 2023

Raw materials and spare parts inventories	$170,321	$165,527
Work in progress	65,399	57,938
Finished goods	874,842	865,976
	$1,110,562	$1,089,441